LEASES (Schedule of Components of operating lease costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease cost	$ 1,188	$ 1,340	$ 1,397
Total net lease costs	$ 1,188	$ 1,340	$ 1,397